Employee benefit obligation (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefit obligation
Schedule of actuarial assumptions used for the valuation of the retirement indemnity, and provision for the retirement indemnity

	AS OF DECEMBER 31,
	2019	2020

	Voluntary retirement
Retirement age	between 65 and 67 years old
	Pharmaceutical	Pharmaceutical
Collective agreement	industry	industry
Discount rate (IBOXX Corporates AA)	0.77%	0.33%
Mortality table	INSEE 2017	INSEE 2017
Salary increases	2.00%	2.00%
Turn-over	Medium	Medium
Social security contributions	43%	43%

(amounts in thousands of euros)	Employee benefit obligation
As of January 1, 2019	189
Service cost	39
Interests cost	2
Actuarial gains and losses	(89)
As of December 31, 2019	142
Service cost	31
Interests cost	1
Actuarial gains and losses	14
As of December 31, 2020	188